Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 28, 2022 USD ($)	Jan. 28, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2023 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the company. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion & Analysis” on page 33 above.

Pay Versus Performance Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)(7)	Value of Initial Fixed $100 Investment Based On:			Operating Cash Flow to Qualifying Net Income Ratio(6)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(7)			Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income(5)
2023	$7,131,438	$8,610,554	$1,888,781	$1,797,502	$208	$203	$142	1.14x
2022	$4,801,952	$3,630,008	$1,715,928	$1,430,384	$190	$150	$49	6.55x
2021	$5,235,281	$12,824,898	$2,131,607	$3,951,355	$182	$119	$34	4.40x

Peer Group Issuers, Footnote [Text Block]	The Peer Group selected for Total Shareholder Return (TSR) comparisons is the S&P Composite 1500 Construction & Engineering index.
PEO Total Compensation Amount	$ 7,131,438	$ 4,801,952	$ 5,235,281
PEO Actually Paid Compensation Amount	$ 8,610,554	3,630,008	12,824,898
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments were made to SCT total compensation to determine “compensation actually paid” for our NEOs. No adjustments were required in respect of pension plans, modifications to prior option grants, or dividend payments as none of these items are applicable to Dycom during the reported timeframe.
	PEO			Other NEO Average
Adjustments	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$7,131,438	$4,801,952	$5,235,281	$1,888,781	$1,715,928	$2,131,607
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$1,993,378	$1,760,679	$1,231,419	$768,571	$734,251	$983,267
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$1,369,392	$1,193,495	$926,138	$130,093	$90,611	$0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding(a)	$3,198,813	$2,388,460	$7,914,808	$760,357	$601,547	$2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding(a)	$958,486	$(876,896)	$1,848,158	$137,144	$(121,022)	$413,974
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY(a)	$0	$0	$0	$0	$0	$0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY(a)	$684,586	$270,666	$(15,793)	$61,747	$58,793	$10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions(a)	$0	$0	$0	$151,863	$0	$0
Compensation Actually Paid	$8,610,554	$3,630,008	$12,824,898	$1,797,502	$1,430,384	$3,951,355

(a)	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Restricted stock units are valued based on the last sale price on the relevant measurement date. Options are valued using a Black Scholes model with assumptions established as at the relevant measurement date. Performance stock units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price on the relevant measurement date.

Fair Values Per Share	Grant Year
	2023	2022	2021	2020	2019	2018	2017
RSUs	$92.73	$84.53 - $94.71	$81.14 - $94.71	$26.34 - $94.71	$26.34 - $120.43	$44.51 - $82.95	$44.51 - $109.11
Stock Options	$58.67	$50.49 - $59.27	$58.21 - $73.64	$ 9.61 - $53.22	$4.91 - $41.57	$12.18 - $34.71	$ 10.94 - $28.77

	Grant Year
Assumed Payout Factors	2023	2022	2021	2020	2019	2018
PSUs	98% - 100%	0% - 100%	42% - 117%	0% - 100%	8% - 40%	0% - 17%

Non-PEO NEO Average Total Compensation Amount	$ 1,888,781	1,715,928	2,131,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,797,502	1,430,384	3,951,355
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following adjustments were made to SCT total compensation to determine “compensation actually paid” for our NEOs. No adjustments were required in respect of pension plans, modifications to prior option grants, or dividend payments as none of these items are applicable to Dycom during the reported timeframe.
	PEO			Other NEO Average
Adjustments	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$7,131,438	$4,801,952	$5,235,281	$1,888,781	$1,715,928	$2,131,607
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$1,993,378	$1,760,679	$1,231,419	$768,571	$734,251	$983,267
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$1,369,392	$1,193,495	$926,138	$130,093	$90,611	$0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding(a)	$3,198,813	$2,388,460	$7,914,808	$760,357	$601,547	$2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding(a)	$958,486	$(876,896)	$1,848,158	$137,144	$(121,022)	$413,974
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY(a)	$0	$0	$0	$0	$0	$0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY(a)	$684,586	$270,666	$(15,793)	$61,747	$58,793	$10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions(a)	$0	$0	$0	$151,863	$0	$0
Compensation Actually Paid	$8,610,554	$3,630,008	$12,824,898	$1,797,502	$1,430,384	$3,951,355

(a)	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Restricted stock units are valued based on the last sale price on the relevant measurement date. Options are valued using a Black Scholes model with assumptions established as at the relevant measurement date. Performance stock units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price on the relevant measurement date.

Fair Values Per Share	Grant Year
	2023	2022	2021	2020	2019	2018	2017
RSUs	$92.73	$84.53 - $94.71	$81.14 - $94.71	$26.34 - $94.71	$26.34 - $120.43	$44.51 - $82.95	$44.51 - $109.11
Stock Options	$58.67	$50.49 - $59.27	$58.21 - $73.64	$ 9.61 - $53.22	$4.91 - $41.57	$12.18 - $34.71	$ 10.94 - $28.77

	Grant Year
Assumed Payout Factors	2023	2022	2021	2020	2019	2018
PSUs	98% - 100%	0% - 100%	42% - 117%	0% - 100%	8% - 40%	0% - 17%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid Versus Company Performance

The following charts provide a visual description of the relationships between “compensation actually paid” to our PEO, and the average for our non-PEO NEOs, to aspects of Dycom’s financial performance.

Compensation Actually Paid vs Total
	Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid Versus Company Performance

The following charts provide a visual description of the relationships between “compensation actually paid” to our PEO, and the average for our non-PEO NEOs, to aspects of Dycom’s financial performance.

	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid Versus Company Performance

The following charts provide a visual description of the relationships between “compensation actually paid” to our PEO, and the average for our non-PEO NEOs, to aspects of Dycom’s financial performance.

Compensation Actually Paid versus Operating
Cash Flow to Net Income Ratio

Tabular List [Table Text Block]

Tabular List of Company Performance Measures

For the fiscal year ending ended January 28, 2023, operating cash flow to qualifying net income ratio is identified as the most important financial performance measure in linking “compensation actually paid” to Dycom performance and is included in the pay versus performance table. The other most important measures for pay versus performance purposes comprise contract revenue and pre-tax income. The following table lists the collective ‘most important’ measures alphabetically.

Tabular List of Most Important Measures
(1) Contract Revenue
(2) Operating Cash Flow to Qualifying Net Income Ratio
(3) Pre-Tax Income

Total Shareholder Return Amount	$ 208	190	182
Peer Group Total Shareholder Return Amount	203	150	119
Net Income (Loss)	$ 142	$ 49	$ 34
Company Selected Measure Amount	1.14	6.55	4.4
PEO Name	Mr. Nielsen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Contract Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow to Qualifying Net Income Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income
Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,888,781	$ 1,715,928	$ 2,131,607
Deduction for amount reported in “ Stock Awards ” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	768,571	734,251	983,267
Deduction for amounts reported in “ Option Awards ” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,093	90,611	0
Addition of fair value at fiscal year ( FY ) end , of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	760,357	601,547	2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,144	(121,022)	413,974
Addition of fair value at vesting date , of equity awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,747	58,793	10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	151,863	0	0
Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,797,502	1,430,384	3,951,355
Steven E. Nielsen [Member] | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,131,438	4,801,952	5,235,281
Steven E. Nielsen [Member] | Deduction for amount reported in “ Stock Awards ” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,993,378	1,760,679	1,231,419
Steven E. Nielsen [Member] | Deduction for amounts reported in “ Option Awards ” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,369,392	1,193,495	926,138
Steven E. Nielsen [Member] | Addition of fair value at fiscal year ( FY ) end , of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,198,813	2,388,460	7,914,808
Steven E. Nielsen [Member] | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	958,486	(876,896)	1,848,158
Steven E. Nielsen [Member] | Addition of fair value at vesting date , of equity awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Steven E. Nielsen [Member] | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	684,586	270,666	(15,793)
Steven E. Nielsen [Member] | Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Steven E. Nielsen [Member] | Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,610,554	$ 3,630,008	$ 12,824,898